Award Timing Disclosure	12 Months Ended
May 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Compensation and Stock Option Committee considers the grant of equity awards, including those to Executive Officers, during its regularly scheduled semi-annual meetings. The Compensation and Stock Option Committee does not take material non-public information into account when determining the timing and terms of any equity awards. If there is a release of material non-public information, the Compensation and Stock Option Committee will delay the consideration of and grant of stock options. The Company has not engaged in the backdating, cancellation or re-pricing of stock options awarded to its Executive Ofﬁcers. For all stock option awards, the exercise price is the closing price of the Company’s common stock on the NASDAQ on the date of grant.

12

Award Timing Method	The Compensation and Stock Option Committee considers the grant of equity awards, including those to Executive Officers, during its regularly scheduled semi-annual meetings. The Compensation and Stock Option Committee does not take material non-public information into account when determining the timing and terms of any equity awards. If there is a release of material non-public information, the Compensation and Stock Option Committee will delay the consideration of and grant of stock options. The Company has not engaged in the backdating, cancellation or re-pricing of stock options awarded to its Executive Ofﬁcers. For all stock option awards, the exercise price is the closing price of the Company’s common stock on the NASDAQ on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false